Leuthold Global Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 69.6%	Shares	Value
Air Freight & Logistics - 2.7%
Deutsche Post AG	2,400	$ 145,911
FedEx Corp.	579	181,302
Hyundai Glovis Co. Ltd.	536	64,251
JD Logistics, Inc. (a)(b)	43,200	65,019
United Parcel Service, Inc. - Class B	1,620	174,150
		630,633

Automobile Components - 4.7%
Aumovio SE (a)	475	19,608
Autoliv, Inc.	705	81,900
Continental AG	950	78,608
Hyundai Mobis Co. Ltd.	415	136,673
Lear Corp.	639	85,664
Magna International, Inc.	2,358	154,826
Minth Group, Ltd.	22,900	77,597
Sumitomo Electric Industries Ltd.	20,000	371,143
Toyoda Gosei Co. Ltd.	2,900	91,964
		1,097,983

Automobiles - 0.6%
General Motors Co.	1,982	152,773

Banks - 9.0%
ABN AMRO Bank NV	4,137	175,954
ANZ Group Holdings Ltd.	2,654	64,769
Banco Santander SA - ADR	16,188	223,394
Bank of Nova Scotia	797	69,211
Barclays PLC - ADR	5,702	153,156
Canadian Imperial Bank of Commerce	1,076	123,740
Citigroup, Inc.	874	122,325
Commerzbank AG	4,955	211,056
Danske Bank AS	1,808	96,913
Fifth Third Bancorp	1,923	108,400
M&T Bank Corp.	347	82,589
Mizuho Financial Group, Inc. - ADR	19,275	184,655
Nishi-Nippon Financial Holdings, Inc.	4,500	115,705
Old National Bancorp/IN	2,917	75,550
Svenska Handelsbanken AB - Class A	6,535	96,165
UniCredit SpA	1,396	125,107
United Overseas Bank Ltd.	2,400	73,908
		2,102,597

Capital Markets - 5.7%
Daiwa Securities Group, Inc.	8,200	81,326
Deutsche Bank AG	4,920	166,099
Goldman Sachs Group, Inc.	263	265,990
Interactive Brokers Group, Inc. - Class A	1,668	145,183
Investec PLC	6,421	51,099
Macquarie Group Ltd.	668	116,128
Morgan Stanley	1,040	217,402
Raymond James Financial, Inc.	638	96,995
SBI Holdings, Inc.	3,800	62,315

UBS Group AG	2,895	143,476
		1,346,013

Communications Equipment - 3.5%
Arcadyan Technology Corp.	8,000	48,494
BYD Electronic International Co. Ltd.	12,000	32,250
Cisco Systems, Inc.	1,390	163,269
Digi International, Inc. (a)	1,416	106,129
F5, Inc. (a)	235	97,750
NetScout Systems, Inc. (a)	2,723	118,587
Viavi Solutions, Inc. (a)	5,164	246,581
		813,060

Electronic Equipment, Instruments & Components - 1.6%
Belden, Inc.	470	56,358
Flex, Ltd. (a)	870	141,001
Hon Hai Precision Industry Co. Ltd.	10,000	79,797
TD SYNNEX Corp.	371	99,183
		376,339

Energy Equipment & Services - 3.5%
Baker Hughes Co.	2,901	161,006
China Oilfield Services Ltd. - Class H	74,000	58,826
DOF Group ASA	7,315	83,982
Enerflex Ltd.	4,094	100,542
Innovex International, Inc. (a)	3,027	75,070
NOV, Inc.	6,300	116,865
Oceaneering International, Inc. (a)	2,721	110,255
Weatherford International PLC	1,278	104,157
		810,703

Gas Utilities - 2.3%
Italgas SpA	7,134	82,613
Korea Gas Corp.	1,928	39,831
Kunlun Energy Co. Ltd.	64,000	52,481
MDU Resources Group, Inc.	3,746	79,453
Naturgy Energy Group SA	2,501	78,391
New Jersey Resources Corp.	1,251	70,106
Toho Gas Co. Ltd.	7,000	52,480
UGI Corp.	2,241	77,404
		532,759

Ground Transportation - 0.2%
Fedex Freight Holding Co., Inc. (a)	289	43,639

Health Care Providers & Services - 2.7%
Concentra Group Holdings Parent, Inc.	0	0
HCA Healthcare, Inc.	389	151,667
National HealthCare Corp.	740	156,406
Select Medical Holdings Corp.	7,335	121,101
Tenet Healthcare Corp. (a)	641	119,918
Universal Health Services, Inc. - Class B	543	80,739
		629,831

Insurance - 4.6%
Axis Capital Holdings Ltd.	1,083	116,358
Chubb Ltd.	192	65,422

DB Insurance Co. Ltd.	874	76,153
Fairfax Financial Holdings Ltd.	69	113,491
Hartford Insurance Group, Inc.	620	82,163
Loews Corp.	939	106,304
Markel Group, Inc. (a)	34	66,402
Old Republic International Corp.	2,773	113,471
QBE Insurance Group Ltd.	6,287	109,363
Sompo Holdings, Inc.	5,900	224,143
		1,073,270

Interactive Media & Services - 1.4%
Baidu, Inc. - Class A (a)	5,800	82,801
CAR Group Ltd.	2,263	40,397
Cargurus, Inc. (a)	1,682	57,339
LY Corp.	18,000	47,908
Match Group, Inc.	1,356	51,596
Scout24 SE (b)	682	56,439
		336,480

Oil, Gas & Consumable Fuels - 4.0%
Cenovus Energy, Inc.	4,237	105,120
Chevron Corp.	603	99,953
Ecopetrol SA - ADR	6,157	87,676
Equinor ASA - ADR	2,296	72,094
Exxon Mobil Corp.	1,589	217,248
Galp Energia SGPS SA	3,228	68,414
PTT PCL - NVDR	61,600	65,899
Suncor Energy, Inc.	2,274	122,068
TotalEnergies SE	1,409	109,564
		948,036

Paper & Forest Products - 0.0% (c)
China Forestry Holdings Co. Ltd. (a)(d)	2,484,000	0

Passenger Airlines - 3.7%
ANA Holdings, Inc.	3,700	67,736
Cathay Pacific Airways Ltd.	59,000	97,971
Copa Holdings SA - Class A	710	110,455
Delta Air Lines, Inc.	2,107	197,342
Eva Airways Corp.	53,000	75,160
International Consolidated Airlines Group SA	31,667	200,428
Singapore Airlines Ltd.	21,500	127,857
		876,949

Semiconductors & Semiconductor Equipment - 11.8%
ACM Research, Inc. - Class A (a)	1,962	248,958
Amkor Technology, Inc.	2,605	224,629
Applied Materials, Inc.	572	413,556
ASML Holding NV	125	248,680
Cirrus Logic, Inc. (a)	425	63,125
Marvell Technology, Inc.	830	247,249
Micron Technology, Inc.	179	206,618
MKS, Inc.	614	273,107
Photronics, Inc. (a)	2,577	83,830
QUALCOMM, Inc.	450	83,155
SCREEN Holdings Co. Ltd.	1,700	190,701
SK hynix, Inc.	136	239,983
Skyworks Solutions, Inc.	934	63,325

Tokyo Electron Ltd.		400		193,942
				2,780,858

Transportation Infrastructure - 3.0%
Aena SME SA (b)		6,525		198,833
Fraport AG Frankfurt Airport Services Worldwide		1,587		132,453
Grupo Aeroportuario del Sureste SAB de CV - ADR		263		80,662
International Container Terminal Services, Inc.		16,280		236,894
Shenzhen International Holdings Ltd.		71,500		48,574
				697,416

Wireless Telecommunication Services - 4.6%
America Movil SAB de CV - ADR		5,289		137,461
Far EasTone Telecommunications Co. Ltd.		29,000		95,640
Freenet AG		2,778		71,606
KDDI Corp.		6,400		107,505
MTN Group Ltd.		12,697		176,834
Tele2 AB - Class B		7,301		127,052
TIM SA/Brazil - ADR		4,909		105,151
T-Mobile US, Inc.		667		111,876
Vodafone Group PLC - ADR		10,988		145,316
				1,078,441
TOTAL COMMON STOCKS (Cost $10,821,494)				16,327,780

EXCHANGE TRADED FUNDS - 6.6%		Shares		Value
iShares 1-3 Year International Treasury Bond ETF		1,495		110,996
iShares China CNY Bond UCITS ETF		43,000		242,103
iShares Core Japan Government Bond ETF		6,160		76,402
iShares International Treasury Bond ETF		2,232		91,579
iShares TIPS Bond ETF		839		91,812
Kensington Credit Opportunities ETF		2,184		53,814
State Street SPDR Bloomberg International Treasury Bond ETF		4,966		107,663
State Street SPDR FTSE International Government Inflation-Protected Bond ETF		2,807		110,568
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF		9,517		318,439
Vanguard Mortgage-Backed Securities ETF		2,975		139,260
Vanguard Short-Term Inflation-Protected Securities ETF		4,102		206,043
TOTAL EXCHANGE TRADED FUNDS (Cost $1,542,776)				1,548,679

U.S. TREASURY SECURITIES - 2.1%		Par		Value
United States Treasury Note/Bond, 3.88%, 08/15/2033		510,000		496,573
TOTAL U.S. TREASURY SECURITIES (Cost $495,989)				496,573

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.7%		Par		Value
French Republic Government Bond OAT, 3.00%, 05/25/2033 (b)	EUR	145,000		163,208
United Kingdom Gilt, 4.25%, 07/31/2034	GBP	185,000		239,114
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $387,264)				402,322

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 2.1%		Par		Value
3.60%, 07/30/2026 (e)		500,000		498,562
TOTAL U.S. TREASURY BILLS (Cost $498,562)				498,562

TOTAL INVESTMENTS (f) - 82.1% (Cost $13,746,085)				19,273,916
Money Market Deposit Account - 16.4% (f)(g)				3,843,161
Other Assets in Excess of Liabilities - 1.5%			0.01532	359,724
TOTAL NET ASSETS - 100.0%				$ 23,476,801

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
EUR - Euro
GBP - British Pound
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $483,499 or 2.1% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(e)	The rate shown is the annualized yield as of June 30, 2026.
(f)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of June 30, 2026, was $23,117,077.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Leuthold Global Fund
Schedule of Securities Sold Short
June 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - (10.2)%	Shares	Value
Invesco Nasdaq 100 ETF	(1,507)	$ (456,576)
iShares Expanded Tech-Software Sector ETF	(379)	(34,337)
iShares MSCI EAFE ETF	(4,935)	(512,648)
iShares MSCI Emerging Markets ETF	(2,035)	(139,214)
iShares S&P 500 Growth ETF	(700)	(96,271)
State Street Consumer Discretionary Select Sector SPDR ETF	(529)	(62,041)
State Street Consumer Staples Select Sector SPDR ETF	(380)	(31,567)
State Street Real Estate Select Sector SPDR ETF	(528)	(23,248)
State Street SPDR Portfolio S&P 500 ETF	(918)	(80,674)
State Street SPDR S&P 500 ETF Trust	(565)	(421,925)
Vanguard Total World Stock ETF	(3,355)	(526,567)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,210,765)		(2,385,068)

COMMON STOCKS - (4.4)%	Shares	Value
Aerospace & Defense - (0.2)%
Boeing Co.	(53)	(11,473)
HEICO Corp.	(27)	(9,617)
Loar Holdings, Inc.	(103)	(8,303)
TransDigm Group, Inc.	(13)	(17,316)
		(46,709)

Banks - (0.1)%
Beacon Financial Corp.	(267)	(8,130)
Glacier Bancorp, Inc.	(163)	(8,408)

		(16,538)

Beverages - (0.0)% (a)
Primo Brands Corp.	(317)	(7,748)

Building Products - (0.2)%
AAON, Inc.	(58)	(7,358)
Carrier Global Corp.	(252)	(18,484)
CSW Industrials, Inc.	(31)	(8,627)
Lennox International, Inc.	(31)	(17,762)
		(52,231)

Capital Markets - (0.7)%
Ares Management Corp. - Class A	(84)	(9,350)
Blackrock, Inc.	(15)	(14,423)
Blackstone, Inc.	(122)	(14,356)
Blue Owl Capital, Inc. - Class A	(429)	(3,754)
CME Group, Inc. - Class A	(53)	(11,704)
Cohen & Steers, Inc.	(121)	(9,213)
FactSet Research Systems, Inc.	(21)	(4,832)
Hamilton Lane, Inc. - Class A	(55)	(4,336)
Houlihan Lokey, Inc.	(43)	(5,768)
KKR & Co., Inc.	(138)	(12,666)
Lazard, Inc.	(174)	(7,297)
MarketAxess Holdings, Inc.	(49)	(5,561)
Moelis & Co. - Class A	(122)	(7,981)
Moody's Corp.	(35)	(15,852)
MSCI, Inc.	(24)	(13,441)
Perella Weinberg Partners	(370)	(5,905)
PJT Partners, Inc. - Class A	(51)	(7,698)
Tradeweb Markets, Inc. - Class A	(75)	(7,474)
		(161,611)

Chemicals - (0.1)%
International Flavors & Fragrances, Inc.	(197)	(15,606)
Stepan Co.	(100)	(5,572)
Westlake Corp.	(144)	(10,512)
		(31,690)

Commercial Services & Supplies - (0.2)%
Casella Waste Systems, Inc. - Class A	(72)	(6,982)
Cintas Corp.	(74)	(12,586)
RB Global, Inc.	(156)	(18,166)
Rollins, Inc.	(322)	(13,440)
		(51,174)

Consumer Staples Distribution & Retail - (0.0)% (a)
Performance Food Group Co.	(78)	(8,720)

Containers & Packaging - (0.1)%
Packaging Corp. of America	(69)	(16,442)
Smurfit Westrock PLC	(312)	(14,433)
		(30,875)

Electric Utilities - (0.1)%
Xcel Energy, Inc.	(201)	(16,140)

Electronic Equipment, Instruments & Components - (0.1)%
Mirion Technologies, Inc.	(453)	(8,122)
Novanta, Inc.	(61)	(9,897)
		(18,019)

Entertainment - (0.2)%
Live Nation Entertainment, Inc.	(106)	(19,410)
Take-Two Interactive Software, Inc.	(88)	(21,998)
		(41,408)

Financial Services - (0.3)%
Affirm Holdings, Inc.	(239)	(19,491)
Apollo Global Management, Inc.	(119)	(14,079)
Corpay, Inc.	(49)	(16,330)
Toast, Inc. - Class A	(488)	(13,576)
Walker & Dunlop, Inc.	(82)	(4,485)
		(67,961)

Food Products - (0.1)%
Mondelez International, Inc. - Class A	(270)	(15,617)

Ground Transportation - (0.0)% (a)
Marten Transport Ltd.	(509)	(8,831)

Health Care Equipment & Supplies - (0.2)%
Abbott Laboratories	(178)	(16,152)
Baxter International, Inc.	(244)	(5,202)
Intuitive Surgical, Inc.	(31)	(12,328)
Stryker Corp.	(44)	(13,853)
		(47,535)

Hotels, Restaurants & Leisure - (0.3)%
Caesars Entertainment, Inc.	(253)	(7,635)
Chipotle Mexican Grill, Inc.	(346)	(11,764)
DoorDash, Inc. - Class A	(71)	(13,102)
First Watch Restaurant Group, Inc.	(436)	(5,620)
Shake Shack, Inc. - Class A	(87)	(4,874)
Starbucks Corp.	(172)	(17,577)
Texas Roadhouse, Inc.	(100)	(19,323)
		(79,895)

Insurance - (0.3)%
Aon PLC - Class A	(43)	(14,263)
Arthur J. Gallagher & Co.	(53)	(12,167)
Brown & Brown, Inc.	(171)	(10,970)
Erie Indemnity Co. - Class A	(42)	(10,069)
Marsh & McLennan Cos., Inc.	(89)	(14,833)
Ryan Specialty Holdings, Inc.	(164)	(6,193)
		(68,495)

IT Services - (0.2)%
Cloudflare, Inc. - Class A	(84)	(20,604)
Snowflake, Inc. - Class A	(65)	(16,542)
		(37,146)

Life Sciences Tools & Services - (0.1)%
Bio-Techne Corp.	(106)	(7,489)

Repligen Corp.	(62)	(8,459)
Waters Corp.	(47)	(17,627)
		(33,575)

Machinery - (0.1)%
Hillman Solutions Corp.	(839)	(7,081)
Stanley Black & Decker, Inc.	(177)	(16,659)
		(23,740)

Oil, Gas & Consumable Fuels - (0.1)%
Williams Cos., Inc.	(215)	(15,983)

Professional Services - (0.0)% (a)
TIC Solutions, Inc.	(855)	(6,917)

Software - (0.3)%
Braze, Inc. - Class A	(257)	(5,574)
Crowdstrike Holdings, Inc. - Class A	(19)	(14,500)
Datadog, Inc. - Class A	(69)	(17,965)
Palo Alto Networks, Inc.	(50)	(17,051)
Samsara, Inc. - Class A	(235)	(7,621)
		(62,711)

Specialty Retail - (0.1)%
Carvana Co.	(175)	(11,519)
Floor & Decor Holdings, Inc. - Class A	(73)	(4,333)
		(15,852)

Textiles, Apparel & Luxury Goods - (0.2)%
Amer Sports, Inc.	(431)	(14,585)
NIKE, Inc. - Class B	(213)	(8,744)
On Holding AG - Class A	(358)	(12,680)
		(36,009)

Tobacco - (0.0)% (a)
Turning Point Brands, Inc.	(89)	(7,548)

Trading Companies & Distributors - (0.1)%
Herc Holdings, Inc.	(61)	(8,744)
Watsco, Inc.	(39)	(16,252)
		(24,996)
TOTAL COMMON STOCKS (Proceeds $1,089,174)		(1,035,674)

TOTAL SECURITIES SOLD SHORT - (14.6)% (Proceeds $3,299,939)		$ (3,420,742)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Leuthold Global Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 10,319,343	$ 6,008,437	$ 0	$ 16,327,780
Exchange Traded Funds	1,230,174	318,505	–	1,548,679
U.S. Treasury Securities	–	496,573	–	496,573
Foreign Government Debt Obligations	–	402,322	–	402,322
U.S. Treasury Bills	–	498,562	–	498,562
Total Investments	$ 11,549,517	$ 7,724,399	$ 0	$ 19,273,916

Liabilities:
Investments:
Exchange Traded Funds	$ (2,385,068)	$ –	$ –	$ (2,385,068)
Common Stocks	(1,035,674)	–	–	(1,035,674)
Total Investments	$ (3,420,742)	$ –	$ –	$ (3,420,742)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)
Japan	$ 1,867,925	8.1%
Germany	881,780	3.7
Canada	788,998	3.3
United Kingdom	723,751	3.1
South Korea	556,891	2.4
Spain	500,618	2.2
Netherlands	424,634	1.8
Taiwan	376,688	1.5
Australia	330,657	1.5
Sweden	305,117	1.2
France	272,772	1.2
China	238,896	1.1
Philippines	236,894	1.0
South Africa	227,933	1.0
Ireland	227,670	1.0
Mexico	218,123	0.9
Italy	207,720	0.9
Singapore	201,765	0.8
Hong Kong	199,026	0.8
Switzerland	196,218	0.8
Norway	156,076	0.7
Bermuda	116,358	0.5
Panama	110,455	0.5
Brazil	105,151	0.4
Denmark	96,913	0.4
Colombia	87,676	0.4
Portugal	68,414	0.3
Thailand	65,899	0.3
Finland	(14,585)	(0.1)
United States	6,076,741	25.8
Other Assets in Excess of Liabilities	7,623,627	32.5
	$ 23,476,801	100.0%